Subsequent Events - Additional Information (Detail) (Subsequent Event, Restricted Stock, USD $)	0 Months Ended
Feb. 05, 2014
Subsequent Event | Restricted Stock
Subsequent Event [Line Items]
Stock repurchased during period, shares	400,000
Stock repurchased during period, value	$ 1,440